UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21583

CLOUGH GLOBAL ALLOCATION FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Allocation Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

Item 1 – Schedule of Investments.

Clough Global Allocation Fund

STATEMENT OF INVESTMENTS

June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS 114.73%
Agriculture 0.11%
Sadia S.A. - ADR	38,000	$269,041

Consumer/Retail 4.25%
ASKUL Corp.	27,600	516,209
B&G Foods, Inc.	11,300	105,542
Belle International Holdings, Ltd.	316,000	284,501
China Mengniu Dairy Co., Ltd.	191,000	541,358
DSW, Inc.(a)	5,392	63,518
Ford Motor Co.(a)	48,790	234,680
GOME Electrical Appliances Holdings, Ltd.	1,236,800	586,894
Home Inns & Hotels Management, Inc. - ADR(a)	11,700	222,417
Honda Motor Co., Ltd.	57,528	1,957,678
Hyundai Department Store Co., Ltd. - ADR	11,700	947,364
Jardine Matheson Holdings, Ltd.	32,366	1,003,346
Jardine Strategic Holdings, Ltd.	25,814	438,838
Kraft Foods, Inc.	24,700	702,715
Little Sheep Group Ltd.(a)	59,000	21,792
Lotte Shopping Co., Ltd.	2,850	848,693
Parkson Retail Group Ltd.	42,500	310,141
Pou Sheng International Holdings Ltd.(a) (b)	818,000	251,781
Regal Hotels International Holdings, Ltd.	3,743,900	182,459
Sumco Corp.	24,500	542,214
Swire Pacific, Ltd.	60,000	613,678
		10,375,818

Energy 41.12%
Alternative Energy Technologies 1.27%
China Sunergy Co., Ltd. - ADR(a)	2,400	19,848
Evergreen Solar, Inc.(a)	57,800	560,082
Sunpower Corp.(a)	21,187	1,525,040
Suntech Power Holdings Co., Ltd. - ADR(a)	26,559	994,900
		3,099,870

Coal 9.61%
Alpha Natural Resources, Inc.(a)	21,800	2,273,522
Arch Coal, Inc.	56,765	4,259,078
CONSOL Energy, Inc.	64,100	7,202,917
Massey Energy Co.	6,000	562,500
Patriot Coal Corp.(a)	240	36,790
Peabody Energy Corp.	83,600	7,360,980
Walter Industries, Inc.	16,000	1,740,320
		23,436,107

Exploration & Production 16.46%
American Oil & Gas, Inc.(a)	31,798	124,648
Anadarko Petroleum Corp.	31,000	2,320,040
Apache Corp.	9,300	1,292,700
Cabot Oil & Gas Corp.	20,700	1,402,011
Chesapeake Energy Corp.	56,100	3,700,356
ConocoPhillips	8,000	755,120
Devon Energy Corp.	22,200	2,667,552
Encana Corp.	16,600	1,509,438
Goodrich Petroleum Corp.(a)	12,500	1,036,500
Hess Corp.	23,700	2,990,703
InterOil Corp.(a)	37,700	1,108,380
OAO Gazprom - ADR	48,100	2,789,800
Occidental Petroleum Corp.	19,000	1,707,340
Parallel Petro Corp.(a)	13,267	267,065
PetroHawk Energy Corp.(a) (c)	18,000	833,580
PetroHawk Energy Corp.(a)	95,000	4,399,450
Petroleo Brasileiro S.A. - ADR	62,600	4,433,958
Range Resources Corp.	17,800	1,166,612
Southwestern Energy Co.(a)	70,800	3,370,788
Ultra Petroleum Corp.(a)	13,800	1,355,160
XTO Energy, Inc.	13,250	907,758
		40,138,959

Oil Services and Drillers 12.65%
Cameron International Corp.(a)	10,000	553,500
Exterran Holdings, Inc.(a)	20,800	1,486,992
FMC Technologies, Inc.(a)	14,400	1,107,792
Forest Oil Corp.(a)	15,700	1,169,650

Fred Olsen Energy ASA	5,000	303,346
Halliburton Co.	11,300	599,691
Hornbeck Offshore Services Inc.(a)	30,300	1,712,253
Nabors Industries, Ltd.(a)	8,800	433,224
National Oilwell Varco, Inc.(a)	49,500	4,391,640
Noble Corp.	4,300	279,328
Oceaneering International, Inc.(a)	23,800	1,833,790
ONEOK, Inc.	25,800	1,259,814
Patterson-UTI Energy, Inc.	6,900	248,676
Rowan Companies, Inc.	6,000	280,500
Schlumberger, Ltd.	33,800	3,631,134
Seadrill, Ltd.	38,500	1,177,330
Suncor Energy, Inc.	20,000	1,162,400
Tenaris S.A. - ADR	32,600	2,428,700
Transocean, Inc.(a)	10,670	1,626,001
Weatherford International, Ltd.(a)	104,500	5,182,155
		30,867,916

Tankers 1.13%
DryShips, Inc.	32,400	2,597,832
Golar LNG, Ltd.	10,500	162,645
		2,760,477

TOTAL ENERGY		100,303,329

Finance 15.72%
Banks 12.57%
Banco Bradesco S.A. - ADR	133,500	2,731,410
Banco Itau Holding Financeira S.A. - ADR	106,000	2,152,860
Banco Santander Chile S.A. - ADR	11,400	490,314
Bangkok Bank PLC	249,500	888,007
Bank Mandiri Persero Tbk PT	3,816,000	1,076,095
Bank of Yokohama, Ltd.	115,800	800,463
BlackRock Kelso Capital Corp.	105,700	999,922
Daewoo Securities Co., Ltd.	41,830	753,784
Daishin Security System Co., Ltd.	77,200	360,887
Hana Financial Group, Inc.	49,800	1,916,208
ICICI Bank, Ltd. - ADR(a)	40,400	1,161,904
Indochina Capital Vietnam Holdings, Ltd.(a)	200,000	1,000,000
Kasikornbank PLC	290,600	617,096
Kookmin Bank - ADR	11,700	684,567
Korea Exchange Bank	47,500	651,618
LG Corp.	7,500	486,831
Malayan Banking BHD	51,025	110,092
Melco International Development, Ltd.	218,000	209,689
Merrill Lynch & Co., Inc.	18,300	580,293
Mirae Asset Securities	4,600	450,743
Nomura Holdings, Inc.	64,700	958,451
PennantPark Investment Corp.	150,900	1,087,989
Public Bank BHD	307,700	979,367
Sberbank	170,000	537,200
Shizuoka Bank, Ltd.	111,800	1,141,321
Siam Commercial Bank PCL - NVDR	958,700	2,222,199
Siam Commercial Bank PCL	460,000	1,066,248
Star Asia Financial, Ltd.(b) (d)	75,000	142,500
Unibanco - Uniao de Bancos Brasileiros - GDR	21,200	2,690,916
VTB Bank OJSC	45,600	316,920
Woori Finance Holdings Co., Ltd.	69,400	1,104,641
Woori Investment & Securities Co., Ltd.	16,600	301,515
		30,672,050

Non-Bank 3.15%
Apollo Investment Corp.	298,489	4,277,347
Ares Capital Corp.	82,900	835,632
Broadridge Financial Solutions, Inc.	3,600	75,780
Daiwa Securities Group, Inc.	146,400	1,345,636
IntercontinentalExchange, Inc.(a)	5,400	615,600
Maiden Holdings, Ltd.(b)	23,900	152,960
Mitsui Sumitomo Insurance Group Holdings, Inc.(a)	10,700	368,809
		7,671,764
TOTAL FINANCE		38,343,814

Gold/Metals 2.24%
Gerdau Ameristeel Corp.	58,100	1,121,330
Nucor Corp.	26,400	1,971,288
Rio Tinto PLC - Sponsored ADR	1,700	841,500
Severstal	29,400	761,460
Ternium SA	18,600	781,200
		5,476,778

Health Care 0.99%
BioSphere Medical, Inc.(a) (c)	50,000	172,500
BioSphere Medical, Inc.(a)	182,703	630,325

Genzyme Corp.(a)	14,000	1,008,280
ImClone Systems, Inc.(a)	8,900	360,094
Molecular Insight Pharmaceuticals, Inc.(a)	42,900	236,379
		2,407,578

Industrial 10.37%
Aegean Marine Petroleum Network, Inc.	46,800	1,904,292
Bakrie Sumatera Plantations Tbk PT	2,320,000	473,059
Byd Co., Ltd.	253,840	325,551
Chicago Bridge & Iron Company	30,200	1,202,564
Crown Holdings, Inc.(a)	15,500	402,845
Daelim Industrial Co., Ltd.	3,300	337,556
Dongyang Mechatronics Corp.	80,600	498,525
Dore Holdings, Ltd.(b)	435,231	24,560
EI Du Pont de Nemours & Co.	18,900	810,621
Energy Conversion Devices, Inc.(a)	18,500	1,362,340
Foster Wheeler Ltd.(a)	11,600	848,540
Golden Agri-Resources, Ltd.	886,000	586,086
Guangzhou Shipyard International Co., Ltd.	142,000	364,231
Hitachi Construction Machinery Co., Ltd.	21,800	610,774
Huaneng Power International, Inc.	1,175,000	815,255
IOI Corp. BHD	221,000	503,887
Komatsu, Ltd.	44,700	1,246,051
Maanshan Iron & Steel Co., Ltd.	930,000	540,306
Nine Dragons Paper Holdings, Ltd.	310,000	241,726
PT Astra International Tbk	735,000	1,534,572
Shougang Concord International Enterprises Co., Ltd.	2,030,000	663,888
Sinopec Shanghai Petrochemical Co., Ltd.	990,000	340,274
Smurfit-Stone Container Corp.(a)	110,500	449,735
Spirit Aerosystems Holdings, Inc.(a)	21,000	402,780
STX Engine Co., Ltd.	7,500	292,888
Textron, Inc.	7,400	354,682
United States Steel Corp.	44,200	8,167,276
		25,304,864

Insurance 1.84%
ACE, Ltd.	16,400	903,476
Castlepoint Holdings, Ltd.	31,100	282,699
Fidelity National Financial, Inc.	154,100	1,941,660
Montpelier Re Holdings, Ltd.	62,800	926,300
The Travelers Cos, Inc.	10,000	434,000
		4,488,135

Metals & Mining 3.72%
Agnico-Eagle Mines, Ltd.	8,500	632,145
Anglo American PLC - ADR	18,134	642,850
Cameco Corp.	41,300	1,770,531
Denison Mines Corp.(a)	47,900	418,544
First Uranium Corp.(a)	8,000	49,269
Freeport-McMoRan Copper & Gold, Inc.	35,050	4,107,510
Gerdau S.A. - ADR	47,700	1,145,277
Paladin Energy, Ltd.(a)	37,500	230,436
Uex Corp.(a)	2,700	11,809
Uranium One, Inc.(a)	3,700	17,417
Ur-Energy, Inc.(a)	27,200	61,885
		9,087,673

Real Estate 5.16%
Cheung Kong Holdings, Ltd.	251,800	3,394,040
Cosco Corp. Singapore, Ltd.	115,000	270,479
Great Eagle Holdings, Ltd.	235,080	693,429
Hang Lung Properties, Ltd.	117,000	375,132
Henderson Land Development Co., Ltd.	148,000	922,479
Hopewell Holdings, Ltd.	95,000	337,491
Hysan Development Co., Ltd.	404,254	1,109,498
Hyundai Development Co.	11,600	587,735
Italian-Thai Development PLC	2,088,000	374,697
Kerry Properties, Ltd.	63,500	333,493
Shun Tak Holdings, Ltd.(b)	60,000	56,174
Sun Hung Kai Properties, Ltd.	212,000	2,876,604
Wharf Holdings, Ltd.	254,250	1,064,640
YNH Property BHD	350,100	188,577
		12,584,468

Real Estate Investment Trusts (REITS) 2.03%
Annaly Capital Management, Inc.	137,600	2,134,176
Anworth Mortgage Asset Corp.	70,800	460,908
Hatteras Financial Corp.(a) (b)	50,300	1,156,397
Hatteras Financial Corp.	52,300	1,202,377
Regal Real Estate Investment Trust	37,439	7,731
		4,961,589

Technology & Communications 15.60%
Akamai Technologies, Inc.(a)	54,200	1,885,618
Centron Telecom International Holdings, Ltd.	238,000	52,195
Chartered Semiconductor Manufacturing, Ltd.(a)	960,000	546,838

China Telecom Corp., Ltd.	688,000	374,122
China Unicom, Ltd.	245,000	454,981
Chunghwa Telecom Co., Ltd.	85,200	2,161,524
Cisco Systems, Inc.(a)	124,300	2,891,218
Comcast Corp.	121,800	2,284,968
Corning, Inc.	41,100	947,355
CTC Media, Inc.(a)	36,000	887,760
Fairchild Semiconductor International, Inc.(a)	45,700	536,061
Ingram Micro, Inc.(a)	111,400	1,977,350
Intel Corp.	303,300	6,514,884
Magal Security Systems, Ltd.(a)	76,443	648,237
Marvell Technology Group, Ltd.(a)	62,000	1,094,920
Microsoft Corp.	180,100	4,954,551
Mobile Telesystems	15,000	1,149,150
Net Servicos de Comunicacao S.A. - ADR	57,000	717,630
Nvidia Corp.(a)	45,000	842,400
Oracle Corp.(a)	148,500	3,118,500
Radvision, Ltd.(a)	157,945	961,885
Samsung Electronics Co., Ltd.	3,145	1,879,093
Sistema JSFC	20,800	625,248
Vimpel-Communications	18,200	540,176
		38,046,664

Transportation 1.29%
Babcock & Brown Air, Ltd. - ADR	62,800	626,744
Continental Airlines, Inc.(a)	11,200	113,232
Delta Air Lines, Inc.(a)	9,500	54,150
Safe Bulkers, Inc.(a)	28,900	544,476
Seaspan Corp.	75,000	1,801,500
		3,140,102

Utilities 10.29%
AES Corp.(a)	131,700	2,529,957
Calpine Corp.(a)	110,400	2,490,624
Constellation Energy Group, Inc.	16,800	1,379,280
DPL, Inc.	50,900	1,342,742
Enbridge, Inc.	36,100	1,559,837
Entergy Corp.	17,800	2,144,544
Equitable Resources, Inc.	40,800	2,817,648
FirstEnergy Corp.	14,000	1,152,620
FPL Group, Inc.	23,500	1,541,130
Mirant Corp.(a)	8,000	313,200
National Fuel Gas Co.	49,871	2,966,327
NRG Energy, Inc.(a)	44,400	1,904,760
Quanta Services, Inc.(a)	13,400	445,818
Reliant Energy, Inc.(a)	30,000	638,100
Williams Cos., Inc.	46,600	1,878,446
		25,105,033

TOTAL COMMON STOCKS (Cost $252,872,118)		279,894,886

EXCHANGE TRADED FUNDS 2.61%

iShares FTSE/Xinhua China 25 Index Fund	23,200	3,050,568
iShares MSCI Hong Kong Fund	34,500	584,085
iShares MSCI Pacific Fund	4,000	544,360
UltraShort QQQ ProShares	49,100	2,198,207

TOTAL EXCHANGE TRADED FUNDS (Cost $6,306,707)		6,377,220

	Principal
	Amount
PARTICIPATION NOTES 0.23%
Acer, Inc.(a)	$280,000	551,642

TOTAL PARTICIPATION NOTES (Cost $607,992)		551,642

	Shares
PREFERRED STOCKS 4.38%
Arch Capital Group, Ltd., 7.875%	75,000	1,740,000
Ashford Hospitality Trust, Inc., 8.550%	49,300	869,159
Bank of America Corp., 8.200%(a)	15,800	391,998
Citigroup, Inc., 8.125%	84,500	1,892,800
Deutsche Bank Contingent Capital Trust V, 8.050%	32,000	766,080
Federal National Mortgage Association (FNMA), 7.000%(e)	38,600	1,829,883
Federal National Mortgage Association (FNMA), 8.250%	19,500	447,525
Freddie Mac, 8.375%	21,500	522,450
JPMorgan Chase Capital XXVI, 8.000%(e)	32,400	838,836
Merrill Lynch & Co. Inc, 8.625%	59,300	1,375,760

TOTAL PREFERRED STOCKS (Cost $11,593,850)		10,674,491

CLOSED-END FUNDS 0.31%
The Ottoman Fund(a) (b)	515,340	749,324

TOTAL CLOSED-END FUNDS (Cost $896,434)		749,324

Description and	Coupon	Principal
Maturity Date	Rate	Amount	Value
CORPORATE BONDS 3.03%
Anadarko Petroleum Corp.
09/15/2009(e)	3.176%	$1,025,000	1,013,561
Bank of America Corp.
12/29/2049(e)	8.000%	850,000	798,354
Chubb Corp.
11/15/2011	6.000%	550,000	558,214
Comcast Cable Communications LLC
06/15/2009	6.875%	715,000	734,514
Comcast Corp.
01/15/2010	5.850%	715,000	726,305
JPMorgan Chase & Co.
11/15/2010	4.500%	750,000	748,879
Merrill Lynch & Co. Inc.
Series MTNC, 09/09/2009(e)	2.937%	1,450,000	1,395,357
Morgan Stanley
01/15/2010	4.000%	715,000	702,510
01/18/2011(e)	2.984%	750,000	713,305

TOTAL CORPORATE BONDS (Cost $7,489,698)			7,390,999

ASSET/MORTGAGE BACKED SECURITIES 15.44%
Fannie Mae Pool
Series 2008-257201, 05/01/2018	5.000%	3,022,035	3,011,464
Series 2008-889279, 03/01/2023	5.000%	1,257,111	1,246,295
Series 2007-888430, 11/01/2033	5.000%	1,260,663	1,216,367
Series 2003-725027, 11/01/2033	5.000%	1,249,934	1,206,015
Freddie Mac Gold Pool
Series 2006-G12471, 12/01/2018	4.500%	1,381,704	1,352,085
Series 2006-2342, 10/01/2036	5.000%	1,138,548	1,093,562
Freddie Mac REMICS
Series 2006-3155, Class SA, 11/15/2035(e)	23.273%	1,614,098	1,679,685
Ginnie Mae II pool
Series 2007-3939, 01/20/2037	5.000%	467,225	451,861
Series 2007-3952, 02/20/2037	5.000%	422,930	409,023
Series 2007-3964, 03/20/2037	5.000%	2,865,503	2,771,274
Series 2007-3994, 06/20/2037	5.000%	959,839	928,275
Series 2008-4097, 03/20/2038	5.000%	556,779	538,321
Series 2008-4113, 04/20/2038	5.000%	2,740,549	2,649,694
Government National Mortgage Association (GNMA)
Series 2006-8, Class A, 08/16/2025	3.942%	1,511,654	1,504,779
Series 2006-68, Class A, 07/16/2026	3.888%	832,467	823,771
Series 2006-3, Class A, 01/16/2028	4.212%	2,844,862	2,831,266
Series 2008-48, Class A, 01/16/2029(d)	3.725%	1,000,000	981,406
Series 2006-32, Class A, 01/16/2030	5.079%	2,089,375	2,101,919
Series 2006-19, Class A, 06/16/2030	3.387%	2,391,865	2,358,357
Series 2006-66, Class A, 08/16/2030	4.087%	1,061,672	1,053,209
Series 2006-67, Class A, 11/16/2030	3.947%	556,616	550,414
Series 2005-79, Class A, 10/16/2033	3.998%	350,196	347,879
Series 2008-22, Class A, 05/16/2035	3.500%	1,324,895	1,288,434
Series 2007-37, Class SB, 03/20/2037(e)	14.001%	454,363	442,928
Series 2007-37, Class SA, 03/20/2037(e)	14.001%	566,844	569,530
Series 2007-37, Class SY, 06/16/2037(e)	15.410%	320,269	311,876
Series 2008-45, Class A, 05/01/2048	3.576%	3,990,448	3,939,163

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $37,918,936)			37,658,852

GOVERNMENT & AGENCY OBLIGATIONS 11.42%
U.S. Government Obligations 9.19%
Federal Farm Credit Bank
09/06/2011	3.950%	1,375,000	1,375,219
05/01/2013	4.250%	1,310,000	1,307,795
04/08/2013	4.000%	1,045,000	1,039,954
Freddie Mac
06/23/2010	4.125%	1,000,000	1,003,294
05/20/2013	4.350%	1,430,000	1,430,107

U.S. Treasury Bonds
06/30/2012	4.875%	5,600,000	5,956,126
05/15/2017	4.500%	4,000,000	4,172,188
02/15/2025	7.625%	4,500,000	6,135,471
			22,420,154

Non-U.S. Government Obligations 2.23%
United Kingdom Treasury
09/07/2015	4.750%	2,800,000	5,448,860

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $27,015,482)			27,869,014

STRUCTURED NOTES 1.08%
Merrill Lynch & Co., Inc.
01/29/2022(b) (d) (e)	9.580%	4,000,000	2,640,000
TOTAL STRUCTURED NOTES (Cost $4,000,000)			2,640,000

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
PURCHASED OPTIONS 1.02%
Purchased Call Options 0.30%
Petroleo Brasileiro SA	January, 2009	$60.00	500	747,500

TOTAL PURCHASED CALL OPTIONS (Cost $511,528)				747,500

Purchased Put Options 0.72%
Energy Select Sector SPDR Fund	September, 2008	88.00	2,500	1,325,000
iShares Russell 2000 Index Fund	September, 2008	70.00	700	313,250
Oil Service HOLDRs Trust	July, 2008	155.00	500	1,000
Oil Service HOLDRs Trust	October, 2008	170.00	500	116,000

TOTAL PURCHASED PUT OPTIONS (Cost $3,744,705)				1,755,250

TOTAL PURCHASED OPTIONS (Cost $4,256,233)				2,502,750

	Interest
	Rate	Shares	Value
SHORT TERM INVESTMENTS 1.05%
JP Morgan Prime Money Market Fund(f)	2.380%	2,556,148	2,556,148

TOTAL SHORT TERM INVESTMENTS (Cost $2,556,148)			2,556,148

Total Investments* - 155.30% (Cost $355,513,598)			378,865,326

Liabilities in Excess of Other Assets - (55.30%)			(134,913,704)

NET ASSETS - 100.00%			$243,951,622

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
SCHEDULE OF OPTIONS WRITTEN
Call Options Written
Petroleo Brasileiro SA	January, 2009	$75.00	500	$(362,500)

TOTAL CALL OPTIONS WRITTEN (Premiums received $234,066)				(362,500)

Put Options Written
iShares Russell 2000 Index Fund	September, 2008	62.00	700	(114,450)
Oil Service HOLDRs Trust	July, 2008	135.00	500	(750)
Oil Service HOLDRs Trust	October, 2008	140.00	500	(22,750)
Energy Select Sector SPDR Fund	September, 2008	80.00	2,500	(593,750)

TOTAL PUT OPTIONS WRITTEN (Premiums received $1,791,845)				(731,700)

TOTAL OPTIONS WRITTEN (Premiums received $2,025,911)				$(1,094,200)

SCHEDULE OF SECURITIES SOLD SHORT

	Shares	Value
Aluminum Corp. of China, Ltd.	(33,900)	$(967,506)
American International Group, Inc.	(59,700)	(1,579,662)
Ameriprise Financial, Inc.	(14,300)	(581,581)
Ashland, Inc.	(3,700)	(178,340)
Boston Properties, Inc.	(6,300)	(568,386)
CNOOC, Ltd.	(2,800)	(485,912)
Comerica, Inc.	(35,700)	(914,991)
Dawson Geophysical Co.	(1,400)	(83,244)
Dexia S.A.	(50,600)	(809,422)
Fannie Mae	(91,600)	(1,787,116)
Financial Select Sector SPDR	(110,000)	(2,216,500)
Freddie Mac	(95,700)	(1,569,480)
General Motors Corp.	(60,600)	(696,900)
HSBC Holdings PLC - Sponsored ADR	(14,600)	(1,119,820)
iShares Dow Jones US Real Estate Index Fund	(37,000)	(2,255,150)
iShares MSCI Emerging Markets Fund	(19,600)	(2,657,368)
iShares MSCI Germany	(15,300)	(451,350)
iShares MSCI Mexico Investable Market Index Fund	(23,600)	(1,343,784)
iShares Russell 2000 Index Fund	(112,400)	(7,758,972)
iShares S&P 500 Index Fund	(9,800)	(1,253,518)
JPMorgan Chase & Co.	(29,200)	(1,001,852)
Li & Fung, Ltd.	(103,000)	(310,430)
Martin Marietta Materials, Inc.	(7,300)	(756,207)
Metavante Technologies, Inc.	(144)	(3,257)
Nippon Steel Corp.	(210,000)	(1,137,166)
Regional Bank HOLDRs Trust	(7,300)	(659,263)
SunTrust Banks, Inc.	(7,600)	(275,272)
Swift Energy Co.	(10,900)	(720,054)
Toro Co.	(7,200)	(239,544)
Vanguard Emerging Markets ETF	(58,000)	(2,714,400)

TOTAL SECURITIES SOLD SHORT (Proceeds $45,597,879)		$(37,096,447)

Abbreviations:

S.A. - Generally designates corporations in various countries, mostly those employing the civil law.

ASA - Allmennaksjeselskap is the Norweigan term for a public limited company

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PLC - Public Limited Company

PCL - Public Company Limited

PT - equivalent to Public Limited Company in Indonesia

BHD - Berhad (in Malaysia; equivalent to Public Limited Company)

OJSC - Open Joint Stock Company

JSFC - Joint Stock Financial Corporation

Tbk - Terbuka (stock symbol in Indonesian)

REMICS - Real Estate Mortgage Investment Conduits

SPDR - Standard & Poor’s Depositary Receipt

ETF -  Exchange Traded Fund

LLC -  Limited Liability Company

GBP -  Great Britain Pound

Notes to Statement of Investments:

* All securities are being held as collateral for borrowings, written options and/or short sales as of June 30, 2008.

(a) Non-Income Producing Security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2008, these securities had a total value of $5,173,696 or 2.12% of total net assets.

(c) Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of June 30, 2008, these securities had a total value of $1,006,080 or 0.41% of total net assets.

(d) Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees. As of June 30, 2008, these securities had a total value of $3,763, 906 or 1.54% of total net assets.

(e) Floating or variable rate security - rate disclosed as of June 30, 2008.

(f) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of June 30, 2008
Gross appreciation (excess of value over tax cost)	$52,482,503
Gross depreciation (excess of tax cost over value)	(30,551,388)
Net unrealized appreciation	$21,931,115
Cost of investments for income tax purposes	$356,934,211

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

June 30, 2008 (Unaudited)

1.  Significant Accounting and Operating Policies

Clough Global Allocation Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated April 27, 2004.   The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time).  Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business.  As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund.  Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day.  Over-the-counter securities traded on NASDAQ are valued based upon the closing price.  Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices.  As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities.  Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value.  Over-the-counter options are valued at the mean between bid and asked prices provided by dealers.  Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.  Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security. As of June 30, 2008, securities which have been fair valued represented 1.54% of the Fund’s net assets.

The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on April 1, 2008.  FAS 157

established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2008.

Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$318,876,104		$—
Level 2 - Other Significant Observable Inputs	$59,846,722	$
Level 3 - Significant Unobservable Inputs	$142,500		$—
Total	$378,865,326	$

* Other financial instruments include futures, forwards and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 3/31/08	$562,500
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(420,000)
Net purchases/(sales)	—
Transfers in and/or out of level 3	—
Balance as of 6/30/08	$142,500

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 10% of its total assets to purchase put and call options on securities.  The Fund may also utilize an additional 10% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets.  When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices.  When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of June 30, 2008 was as follows:

CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums

Options outstanding as of March 31, 2008	—	$—
Positions opened	500	234,066
Options expired	—	—
Options closed	—	—

Outstanding, June 30, 2008	500	$234,066
Market Value, June 30, 2008		$(362,500)

PUT OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums

Options outstanding as of March 31, 2008	7,490	$3,332,650
Positions opened	2,500	840,620
Options expired	(5,790)	(2,381,425)
Options closed	—	—

Outstanding, June 30, 2008	4,200	$1,791,845
Market Value, June 30, 2008		$(731,700)

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)           The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 29, 2008

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	August 29, 2008